CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares
Current liabilities:
Accounts payable	¥ 1,904,042,000	$ 273,499	¥ 1,307,598,000
Salary and welfare payable	355,936,000	51,127	246,815,000
Taxes payable	67,856,000	9,747	38,505,000
Deferred revenue	1,369,000,000	196,645	985,143,000
Accrued liabilities and other payables	575,763,000	$ 82,702	670,442,000
Amount due to related parties	¥ 0		¥ 50,331,000
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	100,000,000	100,000,000	100,000,000
Ordinary shares, issued | shares	85,364,814	85,364,814	85,364,814
Ordinary shares, outstanding | shares	85,364,814	85,364,814	85,364,814
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized | shares	9,800,000,000	9,800,000,000	9,800,000,000
Ordinary shares, issued | shares	247,230,234	247,230,234	229,056,421
Ordinary shares, outstanding | shares	242,751,341	242,751,341	226,323,075
Consolidated VIEs without recourse to the primary beneficiary
Current liabilities:
Accounts payable	¥ 1,454,924,000		¥ 1,078,070,000
Salary and welfare payable	128,343,000		94,699,000
Taxes payable	33,611,000		27,152,000
Deferred revenue	1,234,508,000		937,086,000
Accrued liabilities and other payables	222,078,000		318,568,000
Amount due to related parties	0		23,100,000
Consolidated VIEs without recourse to the primary beneficiary
Non-current liabilities:
Other long-term liabilities	¥ 23,100,000		¥ 0